Risk Administration (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other financial liabilities	$ 573,651,228	$ 490,457,495	$ 315,818,562
Financial assets	$ 1,135,245,813	$ 702,880,150
Percentage of entitys revenue	26.00%	30.00%
Percentage Of Entity Total Costs	63.00%	63.00%	62.00%
Foreign exchange gain (loss)	$ (20,173,381)	$ (10,149,345)	$ 2,551,823
Percentage Increase Decrease In Exchange Rate	10.00%
Gains (losses) on exchange differences on translation, net of tax	$ (12,415,374)	2,168,254	4,068,855
Gain Loss On Exchange Difference Net Of Tax, Hypothetical Effect On Net Income	(43,950,998)	34,891,134	22,919,408
Profit (loss) from operating activities	218,761,616	330,471,299	175,180,780
Finance costs	75,930,875	35,660,493	28,714,063
Income From Indexation Units	$ 1,198,565	$ 2,529,298	$ (429,198)
Cost Of Cans Percentage In Direct Costs	24.00%	20.00%	19.00%
Percentage of Grape Needs Acquire From Long-Term Agreements	15.00%	15.00%
Wine Cost Percentage in Direct Costs	59.00%	60.00%
Cost of sales, food and beverage	$ 1,188,930,623	$ 1,014,092,586	$ 757,097,886
Credit Worthiness Percentage	99.00%	100.00%
Provisions	$ 5,689,741	$ 5,820,206
Malt Percentage In Direct Cost	6.00%	8.00%	7.00%
Subsidiaries [Member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	$ 417,864,198	$ 355,930,567
Associates [member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	4,379,604	549,401
Joint ventures where entity is venturer [member]
Statement [Line Items]
Investments in subsidiaries, joint ventures and associates	125,672,009	125,296,382
Foreign Subsidiaries [Member]
Statement [Line Items]
Profit (loss) from operating activities	$ 63,345,544	$ 56,990,988	$ 963,321
CHILE
Statement [Line Items]
Percentage of entitys revenue	6.00%	5.00%	7.00%
Argentine Peso And Parauayan Guarani [Member]
Statement [Line Items]
Percentage Increase Decrease In Exchange Rate	10.00%
Reserve of exchange differences on translation	$ 54,791,581	$ 48,177,635	$ 35,994,052
US Dollar [Member]
Statement [Line Items]
Percentage Increase Decrease In Exchange Rate	10.00%
Currency risk [member]
Statement [Line Items]
Credit exposure	$ 624,587,229	92,881,225
Other financial liabilities	516,448,473	12,405,293
Financial assets	$ 590,728,935	$ 106,443,576
Percentage Of Entity Total Costs	63.00%	(63.00%)
Currency risk [member] | Country of domicile [member]
Statement [Line Items]
Financial assets	$ 601,931	$ 4,210,943
Accounts Receivable Percentage In Total Trade Accounts Receivable	63.00%	66.00%
Credit Insurance Coverage Rate	82.00%	85.00%
Description Of Trade Receivable Structure In Entity	As of December 31, 2022, the Company has approximately 1,692 customers (1,409 as of December 31, 2021) with more than Ch$ 10 million in debt each, which altogether represent approximately 87% (88% as of December 31, 2021) of total trade accounts receivable. There are 328 customers (276 customers as of December 31, 2021) with balances in excess of Ch$ 50 million each, representing approximately 76% (78% as of December 31, 2021) of the total accounts receivable. The 88% (91% as of December 31, 2021) of those accounts receivable are covered by credit insurance.
Currency risk [member] | Country of domicile [member] | Top of range [member]
Statement [Line Items]
Credit Insurance Coverage Rate		90.00%
Currency risk [member] | Foreign countries [member]
Statement [Line Items]
Credit exposure	$ 15,423,603	$ 17,526,136
Accounts Receivable Percentage In Total Trade Accounts Receivable	11.00%	12.00%
Description Of Trade Receivable Structure In Entity	As of December 31, 2022 there were 68 customers (71 customers as of December 31, 2021) with more than ThCh$ 65,000 of debt each, which represent 95% (93% as of December 31, 2021) of VSPT´s total export market accounts receivable.
Credit Insurance Coverage Rate For Individual Accounts Receivable		90.00%
Credit Insurance Coverage Rate For Total Trade Accounts Receivable	81.00%	88.00%
Currency risk [member] | Chilean Pesos [Member]
Statement [Line Items]
Credit Exposure Percentage On Total Other Financial Liabilities	39.00%	(2.00%)
Currency risk [member] | Unidades de Fomento [Member]
Statement [Line Items]
Credit Exposure Percentage On Total Other Financial Liabilities	61.00%	(98.00%)
Exchange rate sensitivity analysis [Member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, before tax	$ 6,334,554	$ 5,699,099	96,332
Interest Rate Risk [Member]
Statement [Line Items]
Gains (losses) on exchange differences on translation, net of tax	43,941	307,399	105,961
Interest Rate Risk [Member] | Floating interest rate [member]
Statement [Line Items]
Borrowings	$ 0	$ 0
Interest Rate Risk [Member] | Fixed interest rate [member]
Statement [Line Items]
Percentage of debt after considering the effect of interest rates and currency swaps	100.00%	100.00%
Inflation Risk [Member]
Statement [Line Items]
Percentage Change In Monetary Units	3.00%
Inflation Risk Impact On Net Income Loss	$ 5,013,986	$ 1,672,967	1,589,705
Income From Indexation Units	$ 1,198,565	$ 2,529,298	$ 429,198
Raw material price risk [Member]
Statement [Line Items]
Wine Supply Percentage From Own Vineyards	45.00%	42.00%
Wine Supply Percentage From Third Party	73.00%	74.00%
Raw material price risk [Member] | Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Wine Supply Percentage From Own Vineyards	27.00%	26.00%
Wine Supply Percentage From Third Party	58.00%	60.00%
Raw material price risk [Member] | International Business Operating Segment [Member]
Statement [Line Items]
Cost Of Cans Percentage In Direct Costs	37.00%	38.00%	36.00%
Change In Direct Costs Impact On Loss Income Before Tax	$ 23,328,732	$ 20,522,990	$ 13,698,385
Raw material price risk [Member] | Wine Operaing Segment [Member]
Statement [Line Items]
Change In Direct Costs Impact On Loss Income Before Tax	$ 11,714,298	$ 10,139,588	8,959,908
Raw material price risk [Member] | Wine Operaing Segment [Member] | Third Paty [Member]
Statement [Line Items]
Wine Cost Percentage in Direct Costs	34.00%	36.00%
Raw material price risk [Member] | Chile operating segment [Member]
Statement [Line Items]
Raw Material Percentage In Direct Costs	8.00%
Change In Direct Costs Impact On Loss Income Before Tax	$ 62,291,401	$ 51,992,161	$ 38,770,441
Commodity price risk [member] | Chile operating segment [Member]
Statement [Line Items]
Raw Material Percentage In Direct Costs	26.00%	30.00%	24.00%